Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.2%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	1,027,920
12/01/2038	4.000%	300,000	351,102
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,307,560
Total			2,686,582
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,120,000	1,163,534
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	458,107
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	1,074,456
Total			2,696,097
Health Services 1.7%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,990,410
Higher Education 7.0%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	555,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	258,705
06/01/2030	5.000%	300,000	344,832
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	482,736
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	208,180
07/01/2034	5.000%	200,000	251,654
07/01/2035	5.000%	200,000	251,070
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	255,994
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	614,175
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,168,480
Series 2018
07/01/2031	5.000%	170,000	212,769
07/01/2032	5.000%	210,000	261,679
07/01/2033	5.000%	205,000	253,905
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,279,711
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	831,901
New School
Series 2015A
07/01/2029	5.000%	450,000	528,579
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	969,652
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,746,341
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	218,372
07/01/2030	5.000%	150,000	186,224
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	523,270
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,598,300
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	705,738
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	320,612
Total			16,028,294
Hospital 11.4%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	464,428
07/01/2028	5.000%	360,000	416,362
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,217,847
12/01/2025	5.000%	1,115,000	1,248,822
12/01/2027	5.000%	1,225,000	1,362,310
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,605,125
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	534,024
07/01/2026	5.000%	350,000	414,229
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,489,559
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,173,610
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,398,937
07/01/2033	5.000%	675,000	753,152
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	369,204
07/01/2036	5.000%	1,000,000	1,226,730
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,177,750
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	351,219
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,513,750
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,135,320
07/01/2031	5.000%	1,000,000	1,134,150
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,633,360
07/01/2036	5.000%	1,000,000	1,312,400
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,194,560
Total			26,126,848
Local General Obligation 16.9%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,286,230
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,919,310

2	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,732,155
Series 2019E
08/01/2025	5.000%	1,000,000	1,207,340
Series 2020A-1
08/01/2033	5.000%	1,000,000	1,340,990
Series 2020D
08/01/2031	5.000%	2,000,000	2,714,700
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,413,440
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	453,272
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,142,890
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,178,382
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,662,033
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,595,481
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,677,672
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,446,940
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,659,119
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	948,128
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	578,360
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,414,673
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,408,440
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,323,640
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse City School District Project
Series 2020A
05/01/2029	5.000%	1,000,000	1,305,630
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,070,501
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2027	4.000%	250,000	304,908
Total			38,784,234
Multi-Family 1.5%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	915,084
10/01/2029	5.000%	1,290,000	1,605,947
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	494,176
05/01/2031	5.000%	400,000	468,592
Total			3,483,799
Municipal Power 6.4%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,301,240

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
09/01/2025	5.000%	2,500,000	3,036,450
09/01/2027	5.000%	1,000,000	1,244,010
09/01/2030	5.000%	2,750,000	3,371,802
Series 2020A
09/01/2033	5.000%	500,000	680,855
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	907,259
General
Series 2017
09/01/2035	5.000%	1,200,000	1,502,868
Series 2012B
09/01/2026	5.000%	1,510,000	1,615,338
Total			14,659,822
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,415,000	1,537,681
Other Bond Issue 1.7%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	118,891
Series 2015
07/01/2029	5.000%	545,000	623,889
07/01/2031	5.000%	715,000	813,491
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,428,490
Total			3,984,761
Other Industrial Development Bond 1.1%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	2,500,000	2,534,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Revenue 0.1%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	347,078
Pool / Bond Bank 1.8%
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,229,050
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	180,677
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	680,480
Total			4,090,207
Ports 6.3%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,319,720
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,664,656
Series 2018-209
07/15/2034	5.000%	2,500,000	3,195,525
Series 2018-211
09/01/2036	5.000%	1,000,000	1,275,410
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,165,881
Series 2018-207
09/15/2024	5.000%	1,985,000	2,313,418
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,289,530
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,196,630
Total			14,420,770

4	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	552,444
07/01/2027	5.000%	600,000	694,488
Series 2015
06/01/2026	5.000%	225,000	264,785
06/01/2028	5.000%	250,000	291,617
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	508,851
01/01/2035	5.000%	590,000	666,399
Total			2,978,584
Recreation 0.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	489,387
Refunded / Escrowed 8.0%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	174,093
07/01/2029	5.000%	175,000	203,108
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	536,330
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	348,186
Geneva Development Corp.
Prerefunded 09/01/22 Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	646,020
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,544,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 07/01/21 Revenue Bonds
Mount Sinai Hospital
Series 2011A
07/01/2031	5.000%	2,000,000	2,040,120
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,324,960
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,700,725
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,720,000	1,805,140
Series 2011A
01/01/2025	5.000%	3,000,000	3,134,820
Total			18,457,612
Retirement Communities 2.4%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	870,203
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	615,857
11/15/2030	5.000%	650,000	725,959
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,141,080
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,100,240
07/01/2034	5.000%	1,000,000	1,086,430
Total			5,539,769

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	1,095,040
Special Non Property Tax 11.2%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,524,000
Future Tax Secured
Subordinated Series 2020
11/01/2035	4.000%	500,000	614,400
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,274,110
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,621,810
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,538,100
Future Tax Subordinated Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	608,500
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,862,795
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,260,230
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,573,180
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2037	4.000%	1,000,000	1,213,830
03/15/2039	4.000%	1,130,000	1,361,458
Revenue Bonds
Series 2020A
03/15/2037	5.000%	1,000,000	1,325,740
Total			25,778,153
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,221,390
State Appropriated 1.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,457,626
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,015,440
Total			2,473,066
Tobacco 2.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,705,000	2,710,653
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,471,600
Total			5,182,253
Transportation 5.7%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	3,124,032
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	2,000,000	2,125,560
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,207,646
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	860,033
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,520,170
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,265,670
Total			13,103,111

6	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 5.4%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,164,278
01/01/2032	5.000%	1,000,000	1,165,660
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,198,780
Series 2019B
01/01/2036	5.000%	2,000,000	2,595,740
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,806,620
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,504,874
Total			12,435,952
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	830,704
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,350,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	171,004
04/01/2028	5.000%	175,000	205,517
Total			2,558,065
Total Municipal Bonds (Cost $210,655,124)			226,683,490

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	250,195	250,170
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(d)	1,386,037	1,386,037
Total Money Market Funds (Cost $1,636,232)		1,636,207
Total Investments in Securities (Cost: $212,291,356)		228,319,697
Other Assets & Liabilities, Net		1,684,938
Net Assets		230,004,635

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $2,727,123, which represents 1.19% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	7

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1QT204_10_L01_(03/21)